SCHEDULE OF GOODWILL (Details) - USD ($)	Feb. 28, 2022	May 31, 2021	May 31, 2020
Restructuring Cost and Reserve [Line Items]
Goodwill	$ 5,180,141	$ 5,180,141	$ 5,155,141
The Simplicity Esports L L C [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill		4,456,250	4,456,250
P L A Y Live Nation Inc [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill		698,891	698,891
Ft Bliss [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill		$ 25,000	$ 25,000